Cover	12 Months Ended
Feb. 01, 2026
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	THE HOME DEPOT, INC.
Entity Central Index Key	0000354950